FAIR VALUE (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities:
Warrants	$ 21,628	$ 23,305	$ 0
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrants	0	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrants	21,628	23,305	0
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrants	$ 0	$ 0	$ 0